CONSOLIDATED CASH FLOW STATEMENT - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Cash flows from operating activities
Interest received	$ 25,666	$ 23,152	$ 18,818
Interest received, percentage movement from prior period	11.00%
Interest received, percentage movement from same period in prior year	36.00%
Interest paid	$ (16,543)	(13,563)	(9,091)
Interest paid, percentage movement from prior period	22.00%
Interest paid, percentage movement from same period in prior year	82.00%
Non-interest income received	$ 1,937	1,501	2,067
Non-interest income received, percentage movement from prior period	29.00%
Non-interest income received, percentage movement from same period in prior year	(6.00%)
Operating expenses paid	$ (4,949)	(5,420)	(4,436)
Operating expenses paid, percentage movement from prior period	(9.00%)
Operating expenses paid, percentage movement from same period in prior year	12.00%
Income tax paid	$ (1,812)	(1,075)	(1,364)
Income tax paid, percentage movement from prior period	69.00%
Income tax paid, percentage movement from same period in prior year	33.00%
Cash flows from operating activities before changes in operating assets and liabilities	$ 4,299	4,595	5,994
Cash flows from operating activities before changes in operating assets and liabilities, percentage movement from prior period	(6.00%)
Cash flows from operating activities before changes in operating assets and liabilities, percentage movement from same period in prior year	(28.00%)
Net (increase)/decrease in:
Collateral paid	$ (215)	(353)	1,898
Collateral paid, percentage movement from prior period	(39.00%)
Trading securities and financial assets measured at FVIS	$ (3,464)	443	(4,967)
Trading securities and financial assets measured at FVIS, percentage movement from same period in prior year	(30.00%)
Derivative financial instruments	$ 313	4,247	(165)
Derivative financial instruments, percentage movement from prior period	(93.00%)
Loans	$ (12,737)	(22,196)	(5,074)
Loans, percentage movement from prior period	(43.00%)
Loans, percentage movement from same period in prior year	151.00%
Other financial assets	$ (339)	276	(148)
Other financial assets, percentage movement from same period in prior year	129.00%
Other assets	$ 4	(18)	26
Other assets, percentage movement from same period in prior year	(85.00%)
Net increase/(decrease) in:
Collateral received	$ (971)	(107)	(2,781)
Collateral received, percentage movement from same period in prior year	(65.00%)
Deposits and other borrowings	$ 15,482	11,228	13,464
Deposits and other borrowings, percentage movement from prior period	38.00%
Deposits and other borrowings, percentage movement from same period in prior year	15.00%
Other financial liabilities	$ 3,758	(16,818)	(328)
Other liabilities	$ (5)	(8)	(4)
Other liabilities, percentage movement from prior period	(38.00%)
Other liabilities, percentage movement from same period in prior year	25.00%
Net cash provided by/(used in) operating activities	$ 6,125	(18,711)	7,915
Net cash provided by/(used in) operating activities, percentage movement from same period in prior year	(23.00%)
Cash flows from investing activities
Proceeds from investment securities	$ 19,645	16,181	20,299
Proceeds from investment securities, percentage movement from prior period	21.00%
Proceeds from investment securities, percentage movement from same period in prior year	(3.00%)
Purchase of investment securities	$ (32,371)	(18,134)	(15,619)
Purchase of investment securities, percentage movement from prior period	79.00%
Purchase of investment securities, percentage movement from same period in prior year	107.00%
Proceeds from disposal of controlled entities and other businesses, net of cash disposed			293
Proceeds from disposal of controlled entities and other businesses, net of cash disposed, percentage movement from same period in prior year	(100.00%)
Purchase of associates		(1)
Purchase of associates, percentage movement from prior period	(100.00%)
Proceeds from disposal of property and equipment	$ 6	65	7
Proceeds from disposal of property and equipment, percentage movement from prior period	(91.00%)
Proceeds from disposal of property and equipment, percentage movement from same period in prior year	(14.00%)
Purchase of property and equipment	$ (90)	(135)	(103)
Purchase of property and equipment, percentage movement from prior period	(33.00%)
Purchase of property and equipment, percentage movement from same period in prior year	(13.00%)
Purchase of intangible assets	$ (329)	(546)	(595)
Purchase of intangible assets, percentage movement from prior period	(40.00%)
Purchase of intangible assets, percentage movement from same period in prior year	(45.00%)
Net cash provided by/(used in) investing activities	$ (13,139)	(2,570)	4,282
Cash flows from financing activities
Proceeds from debt issues (net of issue costs)	$ 33,383	29,149	41,825
Proceeds from debt issues (net of issue costs), percentage movement from prior period	15.00%
Proceeds from debt issues (net of issue costs), percentage movement from same period in prior year	(20.00%)
Redemption of debt issues	$ (32,618)	(23,607)	(38,989)
Redemption of debt issues, percentage movement from prior period	38.00%
Redemption of debt issues, percentage movement from same period in prior year	(16.00%)
Payments for the principal portion of lease liabilities	$ (208)	(196)	(205)
Payments for the principal portion of lease liabilities, percentage movement from prior period	6.00%
Payments for the principal portion of lease liabilities, percentage movement from same period in prior year	1.00%
Issue of loan capital (net of issue costs)	$ 3,586	3,453
Issue of loan capital (net of issue costs), percentage movement from prior period	4.00%
Redemption of loan capital	$ (12)	(886)	(285)
Redemption of loan capital, percentage movement from prior period	(99.00%)
Redemption of loan capital, percentage movement from same period in prior year	(96.00%)
Payment for on-market share buyback	$ (849)
Purchase of shares relating to share-based payment arrangements	$ (33)		(32)
Purchase of shares relating to share-based payment arrangements, percentage movement from same period in prior year	3.00%
Purchase of treasury shares (including RSP and EIP restricted shares)	$ (56)		(47)
Purchase of treasury shares (including RSP and EIP restricted shares), percentage movement from same period in prior year	19.00%
Payment of dividends	$ (2,527)	(2,454)	(2,050)
Payment of dividends, percentage movement from prior period	3.00%
Payment of dividends, percentage movement from same period in prior year	23.00%
Dividends paid to NCI	$ (5)	(4)	(17)
Dividends paid to NCI, percentage movement from prior period	25.00%
Dividends paid to NCI, percentage movement from same period in prior year	(71.00%)
Net cash provided by/(used in) financing activities	$ 661	5,455	200
Net cash provided by/(used in) financing activities, percentage movement from prior period	(88.00%)
Net increase/(decrease) in cash and balances with central banks	$ (6,353)	(15,826)	12,397
Net increase/(decrease) in cash and balances with central banks, percentage movement from prior period	(60.00%)
Effect of exchange rate changes on cash and balances with central banks	$ (262)	462	232
Cash and balances with central banks as at beginning of year	102,522	117,886	105,257
Cash and balances with central banks as at end of year	$ 95,907	$ 102,522	$ 117,886
Cash and balances with central banks, percentage movement from prior period	(6.00%)	(13.00%)
Cash and balances with central banks, percentage movement from same period of prior year	(19.00%)	(3.00%)